THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY GROWTH STOCK FUND JANUARY 31, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK†† — 98.4%
	Shares	Value
COMMUNICATION SERVICES — 3.6%
Alphabet, Cl A	54,267	$11,071,553

CONSUMER DISCRETIONARY — 7.3%
Lowe's	43,702	11,364,268
TJX	91,295	11,392,703
		22,756,971

CONSUMER STAPLES — 9.7%
Coca-Cola	93,720	5,949,345
Costco Wholesale	15,451	15,140,126
PepsiCo	60,785	9,159,692
		30,249,163

ENERGY — 1.2%
Chevron	24,541	3,661,272

FINANCIALS — 20.6%
Aon PLC, Cl A	21,248	7,879,183
BlackRock Funding	12,257	13,182,404
JPMorgan Chase	60,215	16,095,470
Mastercard, Cl A	29,312	16,280,764
S&P Global	20,742	10,815,086
		64,252,907

HEALTH CARE — 14.7%
Eli Lilly	3,317	2,690,352
Johnson & Johnson	51,305	7,806,056
McKesson	12,605	7,496,824
Medtronic	54,635	4,961,950
Stryker	16,475	6,446,503
Thermo Fisher Scientific	11,245	6,721,699
UnitedHealth Group	18,106	9,822,324
		45,945,708

INDUSTRIALS — 11.5%
Eaton	29,308	9,567,304
Honeywell International	56,080	12,546,217
RTX	105,346	13,584,367
		35,697,888

INFORMATION TECHNOLOGY — 25.3%
Accenture, Cl A	31,802	12,242,180
Apple	92,459	21,820,324
Microsoft	50,000	20,753,000
NVIDIA	35,627	4,277,734
Oracle	81,250	13,817,375

THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY GROWTH STOCK FUND JANUARY 31, 2025 (Unaudited)

COMMON STOCK†† — continued
	Shares	Value
INFORMATION TECHNOLOGY — continued
Texas Instruments	32,725	$6,041,362
		78,951,975
MATERIALS — 2.3%
Air Products and Chemicals	21,508	7,210,772
UTILITIES — 2.2%
NextEra Energy	96,433	6,900,745

TOTAL COMMON STOCK
(Cost $127,638,866)		306,698,954

CASH EQUIVALENT (A) — 1.6%

SEI Daily Income Trust, Government Fund, Institutional Class, 4.300%
(Cost $4,853,337)	4,853,337	4,853,337
TOTAL INVESTMENTS — 100.0%
(Cost $132,492,203)		$311,552,291

Percentages are based on Net Assets of $311,515,625.
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
(A)	The rate reported is the 7-day effective yield as of January 31, 2025.

Cl — Class

PLC — Public Limited Company

HIM-QH-001-4300

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